FEDERAL HOME LOAN BANK (FHLB) ADVANCES (Schedule of Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term	$ 15,000
Fixed [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Oct. 01, 2020
Maturity range, maximum	Oct. 03, 2022
Federal Home Loan Bank advances: long-term	$ 15,000
Fixed [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.95%
Fixed [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	3.09%
Fixed [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	3.03%
Adjustable Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Oct. 01, 2020
Maturity range, maximum	Oct. 01, 2021
Federal Home Loan Bank advances: long-term	$ 85,000
Adjustable Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.54%
Adjustable Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	2.65%
Adjustable Debt [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	2.61%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term	$ 100,000
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	2.67%